New and amended standards and interpretations	6 Months Ended
Jun. 30, 2025
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
New and amended standards and interpretations
1.4 New and amended standards and interpretations

Amendments to IAS 21 became applicable for the current period, which did not have a material impact on the financial statements for the three month and six month periods ended June 30, 2025.
Further, at the date of authorization of these financial statements, On has not applied the following new and revised IFRS Standards that have been issued by the IASB but are not yet effective:

Description	Standard Reference	IASB Effective Date

Contracts Referencing Nature-dependent Electricity	Amendments to IFRS 8 and IFRS 7	January 1, 2026
Amendments to the Classification and Measurement of Financial Instruments	Amendments to IFRS 9 and IFRS 7	January 1, 2026
Presentation and Disclosure in Financial Statements	IFRS 18	January 1, 2027
Subsidiaries without Public Accountability: Disclosures	IFRS 19	January 1, 2027

On does not expect that the adoption of the standards listed above, excluding IFRS 18, will have a material impact on the financial statement and disclosures of On in the current or future reporting periods.
IFRS 18 – Presentation and Disclosures in Financial Statements that will replace International Accounting Standards ("IAS") 1 – Presentation of Financial Statements from its effective date, was issued on April 9, 2024 by the International Accounting Standards Board ("IASB"). IFRS 18 introduces new requirements for information presented in the primary financial statements and disclosed in the notes. The accounting standard introduces three new defined categories for income and expenses - operating, investing and financing, and requires all companies to provide certain new defined subtotals. IFRS 18 also requires companies to disclose explanations of company-specific measures that are related to the income statement, referred to as management-defined performance measures. Moreover, the accounting standard sets out enhanced guidance on how to organize information and whether to provide it in the primary financial statements or in the notes and requires companies to provide more transparency about operating expenses. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, but early adoption is permitted. On is evaluating the impact of IFRS 18 on the Company's financial statements and disclosures.